PRINCIPAL ACCOUNTING POLICIES (Assets Measured at Fair Value on Non-recurring Basis) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Carrying Value [Member] CNY	Dec. 31, 2013 Carrying Value [Member] CNY	Dec. 31, 2014 Fair Value Measurements [Member] Level 1 [Member] CNY	Dec. 31, 2013 Fair Value Measurements [Member] Level 1 [Member] CNY	Dec. 31, 2014 Fair Value Measurements [Member] Level 2 [Member] CNY	Dec. 31, 2013 Fair Value Measurements [Member] Level 2 [Member] CNY	Dec. 31, 2014 Fair Value Measurements [Member] Level 3 [Member] CNY	Dec. 31, 2013 Fair Value Measurements [Member] Level 3 [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets					35,932	18,708	0	0	0	0	0	0
Impairment charge of long-lived assets	$ 2,821	17,506	621	12,641